Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
IMS Capital Value Fund (Institutional Class Shares)
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,176	$ 11,740	$ 12,561	$ 12,658	$ 17,741	$ 13,081	$ 16,984	$ 22,615	$ 25,113	$ 31,106
IMS Strategic Income Fund (Institutional Class Shares)
Account Value [Line Items]
Accumulated Value	10,000	9,731	8,689	9,751	9,135	11,742	9,387	9,989	10,641	11,286	11,921
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,535	20,142	24,088	30,004	34,553	42,271
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,968	$ 9,928	$ 10,709	$ 11,646	$ 11,607	$ 10,412	$ 10,314	$ 10,586	$ 11,230	$ 11,656